SIGNIFICANT ACCOUNTING POLICIES - Summary of Changes in Accumulated Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Balance as of beginning of the period	$ 220
Balance as of end of the period	(1,195)	$ 220
Accumulated Foreign Currency Adjustment Attributable to Parent [Member]
Balance as of beginning of the period	220	392
Net current period other comprehensive loss/income		(172)
Balance as of end of the period		$ 220